Intangible Assets, Net	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

6. INTANGIBLE ASSETS, NET

As of December 31, 2025 and 2024, intangible assets consisted of the following:

	As of December 31,
	2025	2024
Intangible assets	$56,958	$53,870
Less: accumulated amortization	(20,991)	(13,339)
Less: accumulated impairment	(1,233)	-
	$34,734	$40,531

The balance of intangible assets mainly represents software related to CHEERS App, primarily consisting of e-mall, online game, video media library and data warehouse modules, etc., CheerCar App, NFT App, Cheer Chat App, and AI App which were acquired externally tailored to the Company’s requirements and is amortized straight-line over 7 years in accordance with the way the Company estimates to generate economic benefits from such software.

For the years ended December 31, 2025, 2024, and 2023, amortization expense amounted to $6,875, $3,731, and $3,311, respectively. For the year ended December 31, 2025, the Company provided impairment of $1,199 against certain software for CheerCar App and Cheer Chat App because the Company did not expect to generate revenues from operating these applications.

The following is a schedule, by fiscal years, of amortization amount of intangible asset as of December 31, 2025:

2026	$7,138
2027	7,138
2028	6,772
2029	5,826
2030 and thereafter	7,860
Total	$34,734